Risk management - Collateral and other credit enhancements (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of collateral held as security and other credit enhancements [Abstract]
Description of collateral held as security and other credit enhancements and their financial effect in respect of amount that best represents maximum exposure	For the years ended December 31, 2020 and 2021, there have been no significant changes in the value of collateral or other credit enhancements held by the Group and there have been no significant changes in collateral or other credit enhancements due to changes in the collateral policy of the Group.	For the years ended December 31, 2020 and 2021, there have been no significant changes in the value of collateral or other credit enhancements held by the Group and there have been no significant changes in collateral or other credit enhancements due to changes in the collateral policy of the Group.